Share Capital and Equity Reserve - Additional Information (Detail)		12 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 CAD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares
Statement [Line Items]
Costs of the underwriting fees and expenses | $	$ 5,323,000
Number of shares issued on exercise of stock options		106,844	106,844	286,268
Number of shares issued on Performance and Restricted Share Unit		590,674	590,674	540,352
Number of shares issued on employee share ownership plan		68,089	68,089	72,023
Proceeds from stock plans | $		$ 656,000		$ 1,646,000
Number of treasury shares acquired					104,567
Maximum number of common shares available under the option plan		3,114,125		2,324,924
Shares remained available for grant		2,431,848	2,431,848
Options expire period		7 years	7 years
Options vesting period		4 years	4 years
Options vesting percent		25.00%	25.00%
Liabilities from share-based payment transactions | $		$ 4,688,000		$ 3,685,000
Maximum number of shares an employee can purchase		350,000	350,000
Maximum discount from the market price		15.00%	15.00%
Maximum amount an employee can allocate per year | $			$ 15,000
Dividends paid, ordinary shares per share | $ / shares		$ 0.08
Dividends paid, ordinary shares | $		$ 12,012,913
Treasury shares outstanding value | $		$ 264,000		$ 264,000
Treasury shares outstanding shares		60,942
Costs of underwriting fee and expenses ,net of deferred tax asset | $	$ 4,228,000
Treasury shares [member] | Normal Course Isuser Bid [member]
Statement [Line Items]
Payment to acquire treasury shares | $					$ 499,000
Performance and Restricted Share Unit Plan [member]
Statement [Line Items]
Percent of maximum number of common shares reserved for issuance		12.00%	12.00%
Common shares were eligible for grant		4,984,671		3,963,088
Common shares remained available for grant		2,431,848
PSU [member]
Statement [Line Items]
Options expire period		3 years 2 months 12 days	3 years 2 months 12 days
Options vesting period		3 years	3 years
Options vesting percent		100.00%	100.00%
Weighted average grant date fair value | $ / shares		$ 12.14		$ 7.90
PSU [member] | Bottom of range [member]
Statement [Line Items]
Options vesting percent		0.00%	0.00%
PSU [member] | Top of range [member]
Statement [Line Items]
Options vesting percent		200.00%	200.00%
RSU [member]
Statement [Line Items]
Options vesting period		3 years	3 years
Options vesting percent		33.30%	33.30%
Weighted average grant date fair value | $ / shares		$ 11.87		6.64
Share based compensation by share based payment arrangement equity instruments other than options remaining term		1 year 3 months 18 days	1 year 3 months 18 days
DSU [member]
Statement [Line Items]
Options vesting period		1 year	1 year
Options vesting percent		25.00%	25.00%
Weighted average grant date fair value | $ / shares		$ 13.94		$ 10.13
Liabilities from share-based payment transactions | $		$ 4,688,000		$ 3,685,000
Employee Share Ownership Plan [member]
Statement [Line Items]
Proceeds from employee share ownership plan | $		$ 512,000		369,000
Common shares remained available for grant		281,911
Employee Stock Option Plan [member]
Statement [Line Items]
Proceeds from stock plans | $		$ 656,000		$ 1,646,000
Ordinary shares [member]
Statement [Line Items]
Number of shares authorised		100,000,000
Par value per share | $ / shares		$ 0
Number of shares issued	6,272,727
Sale price per share | $ / shares	$ 11.00
Proceeds from issuing shares | $	$ 69,000,000
Ordinary shares [member] | RSU [member]
Statement [Line Items]
Number of other equity instruments vested		214,209	214,209	44,767
Ordinary shares [member] | Employee Share Ownership Plan [member]
Statement [Line Items]
Sale price per share | $ / shares		$ 7.52		$ 5.12
Number of shares issued		68,089		72,023